Post-employment benefits - Classification net position (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Post-employment benefits [Line Items]
Net position	€ (510)	€ (516)
Fair value of plan assets
Post-employment benefits [Line Items]
Net position	50	41
Total present value of DBO
Post-employment benefits [Line Items]
Net position	(560)	(558)
Germany
Post-employment benefits [Line Items]
Net position	(277)	(283)
Germany | Fair value of plan assets
Post-employment benefits [Line Items]
Net position	0	0
Germany | Total present value of DBO
Post-employment benefits [Line Items]
Net position	(277)	(283)
United States
Post-employment benefits [Line Items]
Net position	(82)	(80)
United States | Fair value of plan assets
Post-employment benefits [Line Items]
Net position	49	39
United States | Total present value of DBO
Post-employment benefits [Line Items]
Net position	(131)	(118)
Other countries
Post-employment benefits [Line Items]
Net position	(151)	(153)
Other countries | Fair value of plan assets
Post-employment benefits [Line Items]
Net position	1	2
Other countries | Total present value of DBO
Post-employment benefits [Line Items]
Net position	€ (152)	€ (156)